CURRENT AND DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2022
CURRENT AND DEFERRED TAX [Abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	December 31, 2022	December 31, 2021	December 31, 2020
Income/(loss) before income taxes	$(19,807,021)	$(32,933,645)	$(20,249,424)
Applicable statutory rate	27.00%	27.00%	27.00%
Income tax expense at statutory rate	(5,347,895)	(8,892,084)	(5,467,344)
Increase/(decrease) attributable to:
Change in deferred tax assets not
recognized	4,575,777	7,754,853	4,924,616
Change in tax rate	127,884	478,929	-
Rate differential due to foreign operation	193,084	145,053	78,587
Share-based compensation	470,478	503,033	457,349
Non-deductible items	(19,328)	10,216	6,792
Income tax expense	$-	$-	$-
Effective tax rate	0%	0%	0%

Disclosure of composition of deferred tax assets (liabilities) [Table Text Block]
	December 31, 2022	December 31, 2021
Exploration and evaluation assets	$(43,780)	$(570,951)
Non-capital losses	962,254	88,877
Right-of-use assets	(219,198)	(198,136)
Convertible debt facility – liability component	(485,744)	-
Unrealized foreign exchange gains	(316,644)	-
Reclamation and remediation liability	-	482,702
Other	103,112	197,508
Total	$-	$-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	December 31, 2022	December 31, 2021
Exploration and evaluation assets	$19,017,262	$-
Non-capital losses	53,311,766	42,685,976
Share-issuance costs	2,903,829	3,444,913
Reclamation and remediation liability	25,531,109	39,590,952
Finance leases	708,798	362,164
Unrealized foreign exchange losses	1,779,123	1,180,161
Charitable contributions	22,583	14,277
Convertible debt facility – derivative component	1,503,854	-
Total temporary differences and losses for which no deferred tax asset is recognized	$104,778,324	$87,278,443